Share-based compensation expenses - Share Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based compensation expenses
Share-based compensation expenses		¥ 4,306	$ 606	¥ 6,578		¥ 17,357
Aggregate intrinsic value and Weighted average remaining contractual years
Outstanding as of December		2 years 11 months 19 days	2 years 11 months 19 days
Cost Of Operations
Share-based compensation expenses
Share-based compensation expenses		¥ 23	$ 3	94		218
Sales and marketing expenses
Share-based compensation expenses
Share-based compensation expenses		743	105	872		(543)
Research and development expenses
Share-based compensation expenses
Share-based compensation expenses		920	130	1,793		2,250
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses		¥ 2,620	$ 368	3,819		15,432
2012 Share Plan of RONG 360
Share-based compensation expenses
Options granted expiration period (in years)		10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
Share Incentive Plan 2017 [Member]
Share-based compensation expenses
Share-based compensation expenses | ¥		¥ 4,304		¥ 5,628		¥ 14,959
Number of shares
Outstanding at the beginning of the period (in shares)	25,438,655	32,441,263	32,441,263	25,438,655		18,933,057
Granted during the year (in shares)		5,970,200	5,970,200	8,320,522		8,210,850
Forfeited during the year (in shares)		(1,175,184)	(1,175,184)	(714,450)		(1,655,252)
Exercise during the year (in shares)		(268,320)	(268,320)	(603,464)		(50,000)
Outstanding at the end of the period (in shares)		36,967,959	36,967,959	32,441,263		25,438,655		18,933,057
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Granted during the year (in dollars per share) | $ / shares			0.01		0.01		0.01
Forfeited during the year (in dollars per share) | $ / shares			0.01		0.01		0.01
Exercise during the year | $ / shares			0.01		0.01		0.01
Outstanding at the end of the period (in dollars per share) | $ / shares			$ 0.01		$ 0.01		$ 0.01	$ 0.01
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $			$ 1,442		$ 2,255		$ 1,056	$ 2,688
Outstanding as of December		7 years 21 days	7 years 21 days	7 years 7 months 24 days		8 years 18 days		8 years 3 months
Global Share Plan
Share-based compensation expenses
Options granted expiration period (in years)		10 years	10 years
Number of shares
Outstanding at the beginning of the period (in shares)	7,460,250	7,360,330	7,360,330	7,460,250		7,505,477
Forfeited during the year (in shares)				(420)		(45,227)
Exercise during the year (in shares)		(39,500)	(39,500)	(99,500)
Outstanding at the end of the period (in shares)		7,320,830	7,320,830	7,360,330		7,460,250		7,505,477
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.24		$ 0.24		$ 0.24		$ 0.28
Forfeited during the year (in dollars per share) | $ / shares					0.56		0.29
Exercise during the year | $ / shares			0.04		0.05
Outstanding at the end of the period (in dollars per share) | $ / shares			$ 0.25		$ 0.24		$ 0.24	$ 0.28
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $			$ 22		$ 54		$ 26	$ 176
Outstanding as of December		2 years 7 months 20 days	2 years 7 months 20 days	3 years 6 months 18 days		4 years 6 months 7 days		5 years 6 months 10 days
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
RONG360 Inc. | Global Share Plan
Share-based compensation expenses
Conversion ratio of share options			1
Non-platform business | Global Share Plan
Share-based compensation expenses
Conversion ratio of share options			1